INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2018
Investments, All Other Investments [Abstract]
Schedule of Cost Method Investments
	As of December 31,
	2017	2018
	US$	US$

Cost investment:
Investment in Cold Chain Link (Shanghai) Internet of Things Co., Ltd.	768,486	727,220
Less: accumulated impairment	-	(727,220)
	768,486	-